Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss from continuing operations	$ (49,423)	$ (2,500)	$ (21,443)
Decrease (Increase) in prepaid expenses	5,000		(5,000)
(Decrease) Increase in account payable	(3,896)		3,896
Increase in other payable	38,426
Net cash used in operating activities - continuing operations	(9,893)	(2,500)	(22,547)
Adjustments to reconcile net loss to net cash provided by discontinued operations:
Net loss from discontinued operations		(13,399)	(13,399)	(25,860)
Changes in assets and liabilities		(8,485)	8,485	(7,698)
Net cash provided by/(used in) operating activities - discontinued operations		(4,914)	(4,914)	(33,558)
Net cash used in operating activities	(9,893)	(7,414)	(27,461)	(33,558)
Net cash provided by/(used in) investing activities - discontinued operations		6,020	6,020	(6,400)
Net cash used in investing activities - continuing operations
Cash flows from financing activities - continuing operations:
Proceeds from note payable - related party			22,547
Advance from a related party	9,893	2,500
Net cash provided by financing activities - continuing operations	9,893	2,500	22,547
Net cash provided by/(use in) financing activities - discontinued operations		(4,133)	(20,600)	42,502
Net cash provided by financing activities			1,947	42,502
Net (decrease) increase in cash		(3,027)	(3,027)	2,544
Cash at beginning of period		3,027	3,027	483
Cash at end of period				3,027
Non-cash investing and financing activities:
Net liabilities discharged by former owners as part of changes in control			$ 16,467